Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,633,900
Previously Paid Amount	0.00
Total Fee Amount	2,297.14
Total Offset Amount	0.00
Net Fee	2,297.14
Narrative - Max Aggregate Offering Price	$ 16,633,900
Final Prospectus	true